Short-term debt (Tables)	12 Months Ended
Jun. 30, 2024
Short-term debt.
Schedule of short-term debt

		2024	2023
for the year ended 30 June	Note	Rm	Rm
Short-term debt		566	79
Short-term portion of
long-term debt[1]	13	1 118	41 749
lease liabilities	14	2 264	1 915
		3 948	43 743

*The Group has revised long-term debt and short-term portion of long-term debt by R11 985 million for June 2023, refer note 1.1.